Other Assets - Summary of Other Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2024 USD ($)	Jan. 01, 2023 KRW (₩)	[1]
Other Assets [Line Items]
Other assets	₩ 18,863,637	₩ 20,986,897	[1]	$ 12,764,155	₩ 14,815,439
Less: Allowances for credit losses
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	317,336	154,605
Write-offs	(13,694)	(14,203)
Provision (reversal)	157,757	186,829
Business combination	0	108
Others	72,131	(10,003)
Ending	533,530	317,336
Other financial assets
Other Assets [Line Items]
Other assets	14,404,226	16,544,514
Other financial assets | Other receivables
Other Assets [Line Items]
Other assets	8,955,019	11,068,486
Other financial assets | Accrued income
Other Assets [Line Items]
Other assets	3,271,649	3,130,004
Other financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	918,515	946,356
Other financial assets | Domestic exchange settlement debits
Other Assets [Line Items]
Other assets	464,292	827,104
Other financial assets | Others
Other Assets [Line Items]
Other assets	1,322,780	887,661
Other financial assets | Less: Allowances for credit losses
Other Assets [Line Items]
Other assets	(518,864)	(304,567)
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	304,567	136,075
Write-offs	(13,552)	(8,292)
Provision (reversal)	155,770	188,279
Business combination	0	108
Others	72,079	(11,603)
Ending	518,864	304,567
Other financial assets | Less: Present value discount
Other Assets [Line Items]
Less: Present value discount	(9,165)	(10,530)
Other non financial assets
Other Assets [Line Items]
Other assets	4,459,411	4,442,383
Other non financial assets | Other receivables
Other Assets [Line Items]
Other assets	5,435	1,407
Other non financial assets | Prepaid expenses
Other Assets [Line Items]
Other assets	654,346	626,922
Other non financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	5,121	4,776
Other non financial assets | Others
Other Assets [Line Items]
Other assets	3,809,175	3,822,047
Other non financial assets | Less: Allowances for credit losses
Other Assets [Line Items]
Less: Present value discount	(14,666)	(12,769)
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	12,769	18,530
Write-offs	(142)	(5,911)
Provision (reversal)	1,987	(1,450)
Business combination	0	0
Others	52	1,600
Ending	₩ 14,666	₩ 12,769

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.